PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

One Market - Steuart Tower Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
One Market - Steuart Tower Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

THE PARNASSUS FUND

Portfolio of Investments as of March 31, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Childcare Services
135,000	Bright Horizons Family Solutions Inc. [1,2]	2.3%	$5,810,400

	Communications Equipment
150,000	QUALCOMM Inc.	2.4%	$6,150,000

	Computer Peripherals
50,000	Seagate Technology	0.4%	$1,047,000

	Consulting Services
44,000	Cognizant Technology Solutions Corp. [1,2]	0.5%	$1,268,520

	Data Storage
240,000	NetApp Inc. [1]	1.9%	$4,812,000

	Electronics
50,000	Plantronics Inc.	0.4%	$965,500

	Financial Services
75,000	American Express Co.		$3,279,000
290,000	First Horizon National Corp.		4,062,900
165,000	Freddie Mac		4,177,800
7,000	Goldman Sachs Group Inc.		1,157,730
10,000	JPMorgan Chase & Co.		429,500
10,000	Paychex Inc.		342,600
200,000	SLM Corp. [1]		3,070,000
80,000	Wells Fargo & Co.		2,328,000
		7.4%	$18,847,530

	Food Products
45,000	Sysco Corp.	0.5%	$1,305,900

	Healthcare Products
40,000	Johnson & Johnson	1.0%	$2,594,800

	Healthcare Services
135,000	Chemed Corp. [2]	2.2%	$5,697,000

	Home Builders
350,000	DR Horton Inc. [2]		$5,512,500
450,000	Pulte Homes Inc. [2]		6,547,500
100,000	Toll Brothers Inc. [1,2]		2,348,000
		5.6%	$14,408,000

	Home Products
30,000	WD-40 Co. [2]	0.4%	$997,500

	Industrial Manufacturing
10,000	Illinois Tool Works Inc.		$482,300
160,000	Teleflex Inc.		7,633,600
		3.2%	$8,115,900

	Insurance
290,000	Tower Group Inc. [2]	2.8%	$7,299,300

	Internet
60,000	eBay Inc. [1]		$1,790,400
15,000	Google Inc. [1]		6,607,050
		3.3%	$8,397,450

	Machinery
65,000	Graco Inc. [2]	0.9%	$2,356,900

	Networking Products
325,000	Cisco Systems Inc. [1]	3.1%	$7,829,250

	Oil & Gas
30,000	Ultra Petroleum Corp. [1]		$2,325,000
120,000	Valero Energy Corp.		5,893,200
200,000	W&T Offshore Inc. [2]		6,822,000
		5.9%	$15,040,200

	Pharmaceuticals
75,000	Barr Pharmaceuticals Inc. [1]		$3,623,250
110,000	Cardinal Health Inc.		5,776,100
150,000	Forest Laboratories Inc. [1]		6,001,500
450,000	Valeant Pharmaceuticals International [1,2]		5,773,500
360,000	ViroPharma Inc. [1,2]		3,218,400
		9.5%	$24,392,750

	Real Estate Investment Trusts
80,000	ProLogis	1.8%	$4,708,800

	Retail
70,000	Best Buy Co., Inc. [2]		$2,902,200
220,000	Lowe's Cos., Inc.		5,046,800
40,000	Nordstrom Inc. [2]		1,304,000
120,000	Target Corp.		6,081,600
130,000	Walgreen Co.		4,951,700
110,000	Whole Foods Market Inc. [2]		3,626,700
		9.3%	$23,913,000

	Semiconductor Capital Equipment
90,000	Applied Materials Inc.		$1,755,900
120,000	Cognex Corp.		2,619,600
68,500	Cymer Inc. [1,2]		1,783,740
		2.4%	$6,159,240

	Semiconductors
310,000	Altera Corp.		$5,713,300
600,000	Intel Corp.		12,708,000
425,000	Lattice Semiconductor Corp. [1,2]		1,207,000
190,000	Linear Technology Corp. [2]		5,831,100
250,000	OmniVision Technologies Inc. [1,2]		4,205,000
80,000	Texas Instruments Inc.		2,261,600
		12.5%	$31,926,000

	Software
80,000	Adobe Systems Inc. [1]		$2,847,200
75,000	Autodesk Inc. [1]		2,361,000
190,000	BEA Systems Inc. [1]		3,638,500
160,000	Cadence Design Systems Inc. [1]		1,708,800
80,000	Citrix Systems Inc. [1]		2,346,400
60,000	Intuit Inc. [1]		1,620,600
275,000	Mentor Graphics Corp. [1,2]		2,428,250
120,000	Microsoft Corp.		3,405,600
		7.9%	$20,356,350

	Telecommunication Equipment
250,000	Ciena Corp. [1,2]		$7,707,500
190,000	Corning Inc.		4,567,600
1,250,000	Powerwave Technologies Inc. [1,2]		3,187,500
		6.0%	$15,462,600

	Telecommunication Services
210,000	Amdocs Ltd. [1]	2.3%	$5,955,600

	Waste Management
120,000	Waste Management Inc.	1.6%	$4,027,200

	Total investment in equities
	(cost $259,033,379)	97.5%	$249,844,690

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Albina Community Bank
	3.34%, matures 01/24/2009		$96,743
100,000	Carver Bank
	3.75%, matures 02/04/2009		96,614
100,000	Community Bank of the Bay
	4.40%, matures 09/06/2008		98,273
100,000	Elk Horn Bank
	4.15%, matures 01/12/2009		96,874
100,000	Latino Community Credit Union
	3.30%, matures 02/20/2009		96,448
100,000	Louisville Community Development Bank
	3.75%, matures 05/10/2008		99,574
100,000	Opportunities Credit Union
	3.00%, matures 04/25/2008		99,738
100,000	Self-Help Credit Union
	3.47%, matures 01/14/2009		96,853
100,000	Wainwright Bank & Trust Co.
	3.11%, matures 01/31/2009		96,667
		0.3%	$877,784

	Registered Investment Companies -
	Money Market Funds
6,857	Evergreen U.S. Government Fund
	variable rate, 2.24%		$6,857
3,800,770	Janus Government Fund
	variable rate, 2.49%		3,800,770
7,239	SSGA U.S. Government Fund
	variable rate, 1.98%		7,239
		1.5%	$3,814,866

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2008		$98,524
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2008		98,524
100,000	Root Capital Loan Fund
	2.00%, matures 03/16/2009		94,263
100,000	Vermont Community Loan Fund
	3.00%, matures 12/15/2008		95,860
		0.2%	$387,171

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
67,577,602	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 3.18%	26.3%	$67,577,602

	Total short-term securities
	(cost $72,657,423)	28.3%	$72,657,423

	Total securities
	(cost $331,690,802)	125.8%	$322,502,113

	Payable upon return of securities loaned	-26.3%	$(67,577,602)

	Other assets and liabilities - net	0.5%	$1,379,577

	Total net assets	100.0%	$256,304,088

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at March 31, 2008. The total value of the securities on loan at March 31, 2008 was $65,970,925.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund

Cost of long-term investments	$259,448,311
Unrealized appreciation	$16,680,068
Unrealized depreciation	(26,283,689)

Net unrealized appreciation (depreciation)	$(9,603,621)

Fund holdings will vary over time.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Fund investments and other financial instruments which are carried at fair value, as of March 31, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$321,237,158	$-
Level 2	-	-
Level 3	1,264,955	-
Total	$322,502,113	$-

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs
(Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$1,280,065	$-
Accrued discounts/premiums amortization	(15,110)	-
Realized gain(loss)	-	-
Change in unrealized appreciation/depreciation	-	-
Net purchases(sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 3/31/08	$1,264,955	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS MID-CAP FUND

Portfolio of Investments as of March 31, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
4,000	Liz Claiborne Inc.	1.3%	$72,600

	Computer Peripherals
8,000	Seagate Technology	3.0%	$167,520

	Computers
2,250	Sun Microsystems Inc. [1]	0.6%	$34,943

	Consulting Services
3,000	Cognizant Technology Solutions Corp. [1]	1.6%	$86,490

	Data Processing
1,500	Fiserv Inc. [1]	1.3%	$72,135

	Data Storage
9,000	NetApp Inc. [1]	3.2%	$180,450

	Financial Services
15,000	First Horizon National Corp.		$210,150
1,500	Paychex Inc.		51,390
5,000	SLM Corp. [1]		76,750
		6.1%	$338,290

	Food Products
1,500	Sysco Corp.	0.8%	$43,530

	Healthcare Services
8,000	IMS Health Inc.	3.0%	$168,080

	Home Builders
11,000	DR Horton Inc.		$173,250
18,000	Pulte Homes Inc.		261,900
3,500	Toll Brothers Inc. [1]		82,180
		9.3%	$517,330

	Industrial Manufacturing
4,000	Teleflex Inc.	3.4%	$190,840

	Insurance
1,500	WR Berkley Corp.	0.7%	$41,535

	Lodging
3,500	Marriott International Inc.	2.2%	$120,260

	Medical Equipment
2,000	Patterson Cos., Inc. [1]		$72,600
2,000	Varian Medical Systems Inc. [1]		93,680
		3.0%	$166,280

	Natural Gas
2,500	MDU Resources Group Inc.		$61,375
5,000	Quicksilver Resources Inc. [1]		182,650
		4.4%	$244,025

	Oil & Gas
1,500	Sunoco Inc.		$78,705
2,000	Ultra Petroleum Corp. [1]		155,000
		4.2%	$233,705

	Pharmaceuticals
4,500	Barr Pharmaceuticals Inc. [1]		$217,395
4,000	Forest Laboratories Inc. [1]		160,040
		6.8%	$377,435

	Real Estate Investment Trusts
2,000	ProLogis	2.1%	$117,720

	Retail
3,000	Best Buy Co., Inc.		$124,380
3,500	Nordstrom Inc.		114,100
1,000	Whole Foods Market Inc.		32,970
		4.9%	$271,450

	Semiconductors
9,000	Altera Corp.		$165,870
5,000	Integrated Device Technology Inc. [1]		44,650
9,000	Linear Technology Corp.		276,210
4,000	Microchip Technology Inc.		130,920
21,000	Micron Technology Inc. [1]		125,370
2,500	NVIDIA Corp. [1]		49,475
		14.1%	$792,495

	Software
1,500	Adobe Systems Inc. [1]		$53,385
7,000	BEA Systems Inc. [1]		134,050
6,000	Cadence Design Systems Inc. [1]		64,080
4,000	Citrix Systems Inc. [1]		117,320
8,000	Intuit Inc. [1]		216,080
6,000	Symantec Corp. [1]		99,720
		12.3%	$684,635

	Telecommunications Services
6,500	Amdocs Ltd. [1]	3.3%	$184,340

	Waste Management
5,500	Waste Management Inc.	3.3%	$184,580

	Total investment in equities
	(cost $5,694,746)	94.9%	$5,290,668

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
70,792	Janus Government Fund
	variable rate, 2.49%		$70,792
74,521	SSGA U.S. Government Fund
	variable rate, 1.98%		74,521
		2.6%	$145,313

	Total short-term securities
	(cost $145,313)	2.6%	$145,313

	Total securities
	(cost $5,840,059)	97.5%	$5,435,981

	Other assets and liabilities - net	2.5%	$137,890

	Total net assets	100.0%	$5,573,871

(1) These securities are non-income producing.

The portfolio of investments as of March 31, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdingsand other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2008, the net unrealized appreciation (depreciation) based on thecost of long-term investments of securities for income tax purposes was as follows:

Mid-Cap Fund

Cost of long-term investments	$5,702,262
Unrealized appreciation	$329,231
Unrealized depreciation	(740,825)

Net unrealized appreciation (depreciation)	$(411,594)

Fund holdings will vary over time.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Mid-Cap Fund investments and other financial instruments which are carried at fair value, as of March 31, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$5,435,981	$-
Level 2	-	-
Level 3	-	-
Total	$5,435,981	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of March 31, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Childcare Services
8,000	Bright Horizons Family Solutions Inc. [1]	4.9%	$344,320

	Consumer Products
2,800	Lifetime Brands Inc.	0.4%	$25,032

	Data Storage
9,000	NetApp Inc. [1]	2.5%	$180,450

	Electric Motors
4,000	Baldor Electric Co.	1.6%	$112,000

	Electronics
9,200	Plantronics Inc.	2.5%	$177,652

	Footwear
14,000	K-Swiss Inc.	3.1%	$221,480

	Healthcare Products
3,000	Steris Corp.	1.1%	$80,490

	Healthcare Services
6,000	Chemed Corp.	3.6%	$253,200

	Home Builders
3,000	Pulte Homes Inc.		$43,650
5,000	Toll Brothers Inc. [1]		117,400
		2.3%	$161,050

	Home Products
2,500	WD-40 Co.	1.2%	$83,125

	Industrial Automation
5,000	Nordson Corp.	3.8%	$269,250

	Industrial Manufacturing
6,500	Teleflex Inc.	4.4%	$310,115

	Insurance
12,000	Tower Group Inc.	4.3%	$302,040

	Machinery
6,000	Graco Inc.	3.1%	$217,560

	Medical Equipment
8,000	LifeCell Corp. [1]	4.8%	$336,240

	Networking Products
50,000	Zhone Technologies Inc. [1]	0.7%	$49,000

	Oil & Gas
10,000	Mitcham Industries Inc. [1]		$178,200
9,000	W&T Offshore Inc.		306,990
		6.9%	$485,190

	Pharmaceuticals
25,000	Valeant Pharmaceuticals International [1]		$320,750
35,000	ViroPharma Inc. [1]		312,900
		9.0%	$633,650

	Retail
18,000	Build-A-Bear Workshop Inc. [1]	2.3%	$163,620

	Semiconductor Capital Equipment
15,000	Cognex Corp.		$327,450
9,000	Cymer Inc. [1]		234,360
		7.8%	$561,810

	Semiconductors
20,000	Integrated Device Technology Inc. [1]		$178,600
100,000	Lattice Semiconductor Corp. [1]		284,000
15,000	O2Micro International Ltd. (ADR) [1]		115,950
10,000	OmniVision Technologies Inc. [1]		168,200
		10.5%	$746,750

	Software
9,000	Cadence Design Systems Inc. [1]		$96,120
5,000	Computer Programs & Systems Inc.		104,500
33,000	Mentor Graphics Corp. [1]		291,390
5,000	Websense Inc. [1]		93,750
		8.2%	$585,760

	Telecommunications Equipment
7,000	Ciena Corp. [1]		$215,810
2,000	Harmonic Inc. [1]		15,200
90,000	Powerwave Technologies Inc. [1]		229,500
		6.5%	$460,510

Total investment in equities
(cost $7,349,723)	95.5%	$6,760,294

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
125,779	Janus Government Fund
	variable rate, 2.49%		$125,779
126,807	SSGA U.S. Government Fund
	variable rate, 1.98%		126,807
		3.6%	$252,586

	Total short-term securities
	(cost $252,586)	3.6%	$252,586

	Total securities
	(cost $7,602,309)	99.1%	$7,012,880

	Other assets and liabilities - net	0.9%	$64,677

	Total net assets	100.0%	$7,077,557

(1) These securities are non-income producing.

The portfolio of investments as of March 31, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdingsand other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Small-Cap Fund

Cost of long-term investments	$7,356,474
Unrealized appreciation	$508,627
Unrealized depreciation	(1,104,807)

Net unrealized appreciation (depreciation)	$(596,180)

Fund holdings will vary over time.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Small-Cap Fund investments and other financial instruments which are carried at fair value, as of March 31, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$7,012,880	$-
Level 2	-	-
Level 3	-	-
Total	$7,012,880	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments as of March 31, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Building Materials
300	Simpson Manufacturing Co., Inc.	0.2%	$8,154

	Childcare Services
4,000	Bright Horizons Family Solutions Inc. [1]	4.1%	$172,160

	Communications Equipment
4,000	QUALCOMM Inc.	3.9%	$164,000

	Computers
500	International Business Machines Corp.	1.4%	$57,570

	Data Processing
3,000	SEI Investments Co.	1.8%	$74,070

	Data Storage
6,500	NetApp Inc. [1]	3.1%	$130,325

	Electric Motors
3,500	Baldor Electric Co.	2.3%	$98,000

	Financial Services
4,500	American Express Co.		$196,740
10,000	First Horizon National Corp.		140,100
400	Goldman Sachs Group Inc.		66,156
2,500	Paychex Inc.		85,650
2,000	Wells Fargo & Co.		58,200
		13.0%	$546,846

	Healthcare Products
500	Johnson & Johnson	0.8%	$32,435

	Industrial Automation
2,200	Nordson Corp.	2.8%	$118,470

	Industrial Manufacturing
500	3M Co.	0.9%	$39,575

	Insurance
1,500	AFLAC Inc.	2.3%	$97,425

	Internet
3,000	eBay Inc. [1]		$89,520
400	Google Inc. [1]		176,188
		6.3%	$265,708

	Lodging
2,500	Marriott International Inc.	2.0%	$85,900

	Machinery
3,500	Graco Inc.	3.0%	$126,910

	Networking Products
2,000	Cisco Systems Inc. [1]	1.1%	$48,180

	Oil & Gas
3,500	Valero Energy Corp.	4.1%	$171,885

	Pharmaceuticals
1,200	Novartis AG (ADR)	1.5%	$61,476

	Retail
500	Costco Wholesale Co.		$32,485
2,000	Nordstrom Inc.		65,200
2,500	Target Corp.		126,700
4,000	Walgreen Co.		152,360
1,000	Whole Foods Market Inc.		32,970
		9.7%	$409,715

	Semiconductors
7,500	Altera Corp.		$138,225
7,500	Intel Corp.		158,850
6,000	Linear Technology Corp.		184,140
2,000	Texas Instruments Inc.		56,540
4,000	Xilinx Inc.		95,000
		15.0%	$632,755

	Software
2,500	Adobe Systems Inc. [1]		$88,975
3,500	Autodesk Inc. [1]		110,180
3,000	BEA Systems Inc. [1]		57,450
1,000	Cadence Design Systems Inc. [1]		10,680
2,500	Citrix Systems Inc. [1]		73,325
5,000	Intuit Inc. [1]		135,050
2,000	Microsoft Corp.		56,760
1,000	Symantec Corp. [1]		16,620
		13.1%	$549,040

	Telecommunications Equipment
5,000	Corning Inc.	2.9%	$120,200

	Total investment in equities
	(cost $4,050,742)	95.3%	$4,010,799

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
73,328	Janus Government Fund
	variable rate, 2.49%		$73,328
114,814	SSGA U.S. Government Fund
	variable rate, 1.98%		114,814
		4.5%	$188,142

	Total short-term securities
	(cost $188,142)	4.5%	$188,142

	Total securities
	(cost $4,238,884)	99.8%	$4,198,941

	Other assets and liabilities - net	0.2%	$7,542

	Total net assets	100.0%	$4,206,483

(1) These securities are non-income producing.

The portfolio of investments as of March 31, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdingsand other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Workplace Fund

Cost of long-term investments	$4,056,203
Unrealized appreciation	$206,250
Unrealized depreciation	(251,654)

Net unrealized appreciation (depreciation)	$(45,404)

Fund holdings will vary over time.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Workplace Fund investments and other financial instruments which are carried at fair value, as of March 31, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$4,198,941	$-
Level 2	-	-
Level 3	-	-
Total	$4,198,941	$-

* Other financial instruments include futures and forwards, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 28, 2008

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 28, 2008